American Century Investments®
Quarterly Portfolio Holdings
American Century® Quality Convertible Securities ETF (QCON)
November 30, 2022

American Century Quality Convertible Securities ETF - Schedule of Investments
NOVEMBER 30, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
CONVERTIBLE BONDS — 72.6%
Air Freight and Logistics — 0.6%
Air Transport Services Group, Inc., 1.125%, 10/15/24	210,000	221,766
Airlines — 2.4%
American Airlines Group, Inc., 6.50%, 7/1/25	325,000	369,037
Southwest Airlines Co., 1.25%, 5/1/25	357,000	464,725
		833,762
Automobiles — 0.7%
Ford Motor Co., 0.00%, 3/15/26(1)	252,000	261,576
Beverages — 1.5%
MGP Ingredients, Inc., 1.875%, 11/15/41	378,000	534,767
Biotechnology — 3.5%
Guardant Health, Inc., 0.00%, 11/15/27(1)	306,000	222,657
Halozyme Therapeutics, Inc., 0.25%, 3/1/27	385,000	371,284
Illumina, Inc., 0.00%, 8/15/23(1)	114,000	110,808
Insmed, Inc., 0.75%, 6/1/28	94,000	74,712
Intercept Pharmaceuticals, Inc., 3.50%, 2/15/26	157,000	166,624
Sarepta Therapeutics, Inc., 1.50%, 11/15/24	145,000	260,928
		1,207,013
Commercial Services and Supplies — 0.4%
Alarm.com Holdings, Inc., 0.00%, 1/15/26(1)	181,000	146,320
Communications Equipment — 0.7%
InterDigital, Inc., 2.00%, 6/1/24	84,000	80,693
Viavi Solutions, Inc., 1.00%, 3/1/24	170,000	175,652
		256,345
Consumer Finance — 0.8%
Block, Inc., 0.25%, 11/1/27	225,000	171,000
Shift4 Payments, Inc., 0.50%, 8/1/27	127,000	100,727
		271,727
Diversified Consumer Services — 0.4%
Stride, Inc., 1.125%, 9/1/27	136,000	128,237
Electronic Equipment, Instruments and Components — 0.7%
Vishay Intertechnology, Inc., 2.25%, 6/15/25	248,000	243,189
Entertainment — 1.1%
Live Nation Entertainment, Inc., 2.50%, 3/15/23	68,000	76,160
Pandora Media LLC, 1.75%, 12/1/23	65,000	70,447
Snap, Inc., 0.75%, 8/1/26	105,000	91,678
Zynga, Inc., 0.25%, 6/1/24	122,000	132,866
		371,151
Equity Real Estate Investment Trusts (REITs) — 1.0%
Pebblebrook Hotel Trust, 1.75%, 12/15/26	268,000	242,540
Summit Hotel Properties, Inc., 1.50%, 2/15/26	109,000	100,117
		342,657
Food Products — 0.7%
Herbalife Nutrition Ltd., 2.625%, 3/15/24	98,000	89,670
Post Holdings, Inc., 2.50%, 8/15/27(2)	131,000	140,301
		229,971
Health Care Equipment and Supplies — 5.9%
CONMED Corp., 2.625%, 2/1/24	182,000	201,292
Dexcom, Inc., 0.25%, 11/15/25	434,000	472,409

Envista Holdings Corp., 2.375%, 6/1/25	114,000	194,769
Exact Sciences Corp., 0.375%, 3/1/28	245,000	177,761
Haemonetics Corp., 0.00%, 3/1/26(1)	119,000	100,057
Insulet Corp., 0.375%, 9/1/26	249,000	356,194
Integra LifeSciences Holdings Corp., 0.50%, 8/15/25	334,000	323,479
Omnicell, Inc., 0.25%, 9/15/25	85,000	74,758
Revance Therapeutics, Inc., 1.75%, 2/15/27	150,000	148,875
		2,049,594
Hotels, Restaurants and Leisure — 1.8%
DraftKings Holdings, Inc., 0.00%, 3/15/28(1)	205,000	132,840
Marriott Vacations Worldwide Corp., 0.00%, 1/15/26(1)	232,000	240,932
Royal Caribbean Cruises Ltd., 4.25%, 6/15/23	252,000	265,230
		639,002
Independent Power and Renewable Electricity Producers — 1.8%
Enphase Energy, Inc., 0.00%, 3/1/26(1)	423,000	533,826
NRG Energy, Inc., 2.75%, 6/1/48	73,000	83,366
		617,192
Interactive Media and Services — 0.9%
iQIYI, Inc., 2.00%, 4/1/25	132,000	107,580
Ziff Davis, Inc., 1.75%, 11/1/26(2)	178,000	191,706
		299,286
Internet and Direct Marketing Retail — 6.7%
Airbnb, Inc., 0.00%, 3/15/26(1)	347,000	292,174
Booking Holdings, Inc., 0.75%, 5/1/25	495,000	693,643
Etsy, Inc., 0.25%, 6/15/28	211,000	185,575
Match Group Financeco 2, Inc., 0.875%, 6/15/26(2)	194,000	180,905
Match Group Financeco 3, Inc., 2.00%, 1/15/30(2)	195,000	183,008
Perficient, Inc., 1.25%, 8/1/25	35,000	52,850
Perficient, Inc., 0.125%, 11/15/26(2)	113,000	87,123
Pinduoduo, Inc., 0.00%, 12/1/25(1)	281,000	264,842
Sea Ltd., 0.25%, 9/15/26	330,000	247,500
Uber Technologies, Inc., 0.00%, 12/15/25(1)	202,000	172,298
		2,359,918
IT Services — 5.1%
Insight Enterprises, Inc., 0.75%, 2/15/25	306,000	475,830
KBR, Inc., 2.50%, 11/1/23	204,000	422,382
Palo Alto Networks, Inc., 0.375%, 6/1/25	341,000	598,966
Parsons Corp., 0.25%, 8/15/25	245,000	292,775
		1,789,953
Leisure Products — 0.2%
Topgolf Callaway Brands Corp., 2.75%, 5/1/26	62,000	84,591
Machinery — 1.0%
Chart Industries, Inc., 1.00%, 11/15/24(2)	76,000	186,846
Middleby Corp., 1.00%, 9/1/25	127,000	157,798
		344,644
Media — 6.4%
Cable One, Inc., 1.125%, 3/15/28	131,000	94,189
Liberty Broadband Corp., 1.25%, 9/30/50(2)	885,000	848,494
Liberty Broadband Corp., 2.75%, 9/30/50(2)	1,040,000	1,008,967
World Wrestling Entertainment, Inc., 3.375%, 12/15/23	91,000	293,293
		2,244,943
Mortgage Real Estate Investment Trusts (REITs) — 2.1%
Apollo Commercial Real Estate Finance, Inc., 5.375%, 10/15/23	251,000	246,293
Blackstone Mortgage Trust, Inc., 5.50%, 3/15/27	272,000	240,040
PennyMac Corp., 5.50%, 3/15/26	283,000	242,319
		728,652

Oil, Gas and Consumable Fuels — 1.9%
EQT Corp., 1.75%, 5/1/26	51,000	148,028
Pioneer Natural Resources Co., 0.25%, 5/15/25	216,000	521,424
		669,452
Pharmaceuticals — 3.6%
Ascendis Pharma A/S, 2.25%, 4/1/28(2)	265,000	270,778
Jazz Investments I Ltd., 2.00%, 6/15/26	496,000	589,310
Neurocrine Biosciences, Inc., 2.25%, 5/15/24	183,000	308,630
Pacira BioSciences, Inc., 0.75%, 8/1/25	97,000	91,968
		1,260,686
Professional Services — 0.9%
FTI Consulting, Inc., 2.00%, 8/15/23	188,000	322,326
Semiconductors and Semiconductor Equipment — 4.1%
Impinj, Inc., 1.125%, 5/15/27(2)	103,000	137,653
MACOM Technology Solutions Holdings, Inc., 0.25%, 3/15/26	246,000	253,432
Microchip Technology, Inc., 0.125%, 11/15/24	285,000	316,172
ON Semiconductor Corp., 0.00%, 5/1/27(1)	163,000	250,368
Silicon Laboratories, Inc., 0.625%, 6/15/25	198,000	261,736
Wolfspeed, Inc., 0.25%, 2/15/28(2)	207,000	200,272
		1,419,633
Software — 9.2%
Akamai Technologies, Inc., 0.375%, 9/1/27	317,000	324,925
Bentley Systems, Inc., 0.125%, 1/15/26	428,000	397,612
Bill.com Holdings, Inc., 0.00%, 4/1/27(1)	167,000	133,684
Cloudflare, Inc., 0.75%, 5/15/25	32,000	46,946
Datadog, Inc., 0.125%, 6/15/25	144,000	158,832
Dropbox, Inc., 0.00%, 3/1/28(1)	241,000	218,587
Envestnet, Inc., 1.75%, 6/1/23	68,000	71,018
Five9, Inc., 0.50%, 6/1/25	90,000	82,035
HubSpot, Inc., 0.375%, 6/1/25	112,000	142,296
MongoDB, Inc., 0.25%, 1/15/26	76,000	78,831
Okta, Inc., 0.375%, 6/15/26	314,000	256,538
Pegasystems, Inc., 0.75%, 3/1/25	129,000	110,295
Progress Software Corp., 1.00%, 4/15/26	484,000	512,556
Splunk, Inc., 1.125%, 9/15/25	199,000	184,174
Tyler Technologies, Inc., 0.25%, 3/15/26	244,000	233,752
Workiva, Inc., 1.125%, 8/15/26	221,000	265,421
		3,217,502
Specialty Retail — 0.6%
Burlington Stores, Inc., 2.25%, 4/15/25	188,000	214,555
Technology Hardware, Storage and Peripherals — 5.9%
CyberArk Software Ltd., 0.00%, 11/15/24(1)	210,000	239,925
Lumentum Holdings, Inc., 0.50%, 12/15/26	306,000	266,985
Lumentum Holdings, Inc., 0.50%, 6/15/28(2)	286,000	219,564
Mitek Systems, Inc., 0.75%, 2/1/26	384,000	327,643
Pure Storage, Inc., 0.125%, 4/15/23	378,000	439,614
Rapid7, Inc., 0.25%, 3/15/27	268,000	197,147
Varonis Systems, Inc., 1.25%, 8/15/25	259,000	258,482
Zscaler, Inc., 0.125%, 7/1/25	111,000	127,095
		2,076,455
TOTAL CONVERTIBLE BONDS (Cost $26,020,292)		25,386,865
CONVERTIBLE PREFERRED STOCKS — 17.6%
Banks — 2.3%
Bank of America Corp., 7.25%	338	412,529

Wells Fargo & Co., 7.50%	334	396,625
		809,154
Capital Markets — 1.3%
AMG Capital Trust II, 5.15%, 10/15/37	3,881	200,726
KKR & Co., Inc., 6.00%, 9/15/23	4,171	264,389
		465,115
Electric Utilities — 4.0%
American Electric Power Co., Inc., 6.125%, 8/15/23	9,063	478,617
NextEra Energy, Inc., 6.22%, 9/1/23	11,050	558,964
PG&E Corp., 5.50%, 8/16/23	2,469	344,500
		1,382,081
Equity Real Estate Investment Trusts (REITs) — 0.5%
LXP Industrial Trust, 6.50%	3,963	184,048
Gas Utilities — 0.6%
Spire, Inc., 7.50%, 3/1/24	4,230	219,960
Health Care Equipment and Supplies — 3.4%
Becton Dickinson & Co., 6.00%, 6/1/23	9,636	475,825
Boston Scientific Corp., 5.50%, 6/1/23	6,120	692,723
		1,168,548
Life Sciences Tools and Services — 1.5%
Danaher Corp., 5.00%, 4/15/23	360	506,965
Metals and Mining — 0.4%
ArcelorMittal SA, 5.50%, 5/18/23	2,195	140,414
Multi-Utilities — 0.9%
NiSource, Inc., 7.75%, 3/1/24	3,005	324,750
Wireless Telecommunication Services — 2.7%
2020 Cash Mandatory Exchangeable Trust, 5.25%, 6/1/23(2)	759	934,268
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $6,213,426)		6,135,303
COMMON STOCKS — 3.4%
Biotechnology — 0.2%
PTC Therapeutics, Inc.(3)	1,551	64,351
Consumer Finance — 0.3%
Encore Capital Group, Inc.(3)	1,802	90,821
Electronic Equipment, Instruments and Components — 0.2%
Insight Enterprises, Inc.(3)	769	79,907
Food Products — 0.4%
Bunge Ltd.	1,417	148,558
Health Care Providers and Services — 1.0%
Elevance Health, Inc.	682	363,451
Hotels, Restaurants and Leisure — 1.1%
Bloomin' Brands, Inc.	16,896	380,498
Oil, Gas and Consumable Fuels — 0.2%
EQT Corp.	1,483	62,894
TOTAL COMMON STOCKS (Cost $1,155,110)		1,190,480
SHORT-TERM INVESTMENTS — 6.1%
Money Market Funds — 6.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $2,117,911)	2,117,911	2,117,911
TOTAL INVESTMENT SECURITIES—99.7% (Cost $35,506,739)		34,830,559
OTHER ASSETS AND LIABILITIES — 0.3%		114,713
TOTAL NET ASSETS — 100.0%		$34,945,272

NOTES TO SCHEDULE OF INVESTMENTS
(1)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $4,589,885, which represented 13.1% of total net assets.
(3)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Convertible bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Convertible Bonds	—	$25,386,865	—
Convertible Preferred Stocks	$475,825	5,659,478	—
Common Stocks	1,190,480	—	—
Short-Term Investments	2,117,911	—	—
	$3,784,216	$31,046,343	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.